Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
VIU forecast period	5 years
Gross exposure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in goodwill	£ 696	£ 337
Total for all cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth rate	2.00%	2.00%
Total for all cash-generating units | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	14.50%	14.70%
Total for all cash-generating units | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	18.50%	17.20%
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		£ 32
Goodwill | Gross exposure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in goodwill	£ 263	£ 0